Long-Term Debt (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 18, 2015	Dec. 31, 2017
Debt Instrument [Line Items]
Weighted average interest rate	6.46%		5.57%
Amount outstanding	$ 198,850		$ 199,875
Term Loan B
Debt Instrument [Line Items]
Issuance date	Jun. 18, 2015
Debt instrument face amount		$ 205,000
Maturity date	Jun. 18, 2020
Frequency of periodic payment	quarterly
Installment as percentage of principal amount		0.25%
Interest rate description	LIBOR
Payment terms	The Term Loan B is set to mature on June 18, 2020 and is repayable in equal quarterly installments of 0.25% of the initial principal amount of the Term Loan B, beginning on September 18, 2015, with a final payment of the aggregate principal amount of the Term Loan B, plus accrued and unpaid interest, due on the maturity. The Term Loan B bears interest at LIBOR plus 4.50% per annum.
Interest rate percentage		4.50%
Amount outstanding	$ 198,850		$ 199,875
Minimum | Term Loan B
Debt Instrument [Line Items]
Interest coverage ratio	375.00%
Maximum | Term Loan B
Debt Instrument [Line Items]
Loan to value ratio	85.00%